Public Offering - Additional Information (Details) - USD ($)		3 Months Ended	9 Months Ended
	Mar. 01, 2021	Sep. 30, 2021	Sep. 30, 2021	Feb. 25, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Gross proceeds excluding over-allotment	$ 345,000,000
Number of shares that contribute each unit	0.125
Warrant expiration term		5 days 12 hours	5 days 12 hours	5 days 12 hours
Percentage of deferred underwriting discount			3.50%
Changes in fair value warrants derivative liabilities		$ (1,164,667)	$ (3,057,250)
Public Warrants
Class Of Stock [Line Items]
Warrants derivative liability		4,916,250	4,916,250	$ 6,727,500	$ 0
Changes in fair value warrants derivative liabilities			1,811,250
Class A Common Stock
Class Of Stock [Line Items]
Number of shares that contribute each unit	1
Warrants
Class Of Stock [Line Items]
Number of shares that contribute each unit	0.125
Warrant exercisable term if business combination is completed	30 days
Warrant exercisable term from closing of public offer	12 months
Warrant expiration term	5 years
IPO
Class Of Stock [Line Items]
Units sold	34,500,000
Share price	$ 10.00
Upfront underwriting discount (as a percent)	2.00%
Upfront underwriting discount	$ 6,900,000
Percentage of deferred underwriting discount	3.50%
Deferred underwriting discount	$ 12,075,000
Warrants derivative liability		6,727,500	$ 6,727,500
IPO | Class A Common Stock
Class Of Stock [Line Items]
Units sold	34,500,000		34,500,000
Additional accretion of carrying value to redemption value		$ 0
IPO | Warrants
Class Of Stock [Line Items]
Threshold period to complete business combination from closing of public offering	24 months
Over-Allotment Option
Class Of Stock [Line Items]
Units sold	4,500,000
Underwriter option to purchase additional units term	45 days